Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	As of December 31,
	2025	2024
Cash and balances with banks in local currency	326,592	229,854
Cash and balances with banks in foreign currency	701	566
Total cash and balances with banks	327,293	230,420

Interbank investments (1)	525,986	1,174,990
Total cash and cash equivalents	853,279	1,405,410

(1) Highly liquid Investments with a maturity equal to or less than 90 days readily convertible into a known amount of cash and subject to an insignificant risk of changes in fair value (see note 6.3).